Borrowings (Details Narrative) $ in Millions		1 Months Ended
	Nov. 12, 2020 USD ($)	Jul. 21, 2020 USD ($)	Mar. 31, 2020 ARS ($)	Jun. 30, 2021 ARS ($)	Oct. 23, 2020 USD ($)	Sep. 14, 2020 USD ($)	Sep. 14, 2020 ARS ($)	Aug. 06, 2020 USD ($)	Jul. 20, 2020 USD ($)	Jun. 30, 2020 ARS ($)
Statement [Line Items]
Total Borrowings from collateralized liabilities				$ 713.0						$ 12,497.0
Financial leases										2.0
Loan to related party					$ 16,250,000,000,000
Interest rate per year		5
Non-convertible notes issued		$ 38,400,000	$ 65.5
Non-convertible notes issued description		ARS 335.2 (equivalent to USD 4.7) Series VI NCNs denominated and payable in Argentine pesos at a variable rate (Private Badlar) + 4.0%, with interest accruing on a quarterly basis. The principal amount is repayable in two installments: the first one -equal to 30% of the par value of the notes- payable on the date that is 9 (nine) months after the Issue and Settlement Date and the second installment -equal to 70% of the par value of the notes- payable on the relevant due date, i.e. July 21, 2021. Notes were issued at 100% of their par value	Series X: denominated and payable in pesos for ARS 701.6 (equivalent at the time of issuance to USD 7.6) at a variable rate (private BADLAR + 5.0%) with quarterly payments. The principal will be paid on the due date, March 31, 2022. Price of issuance was 100.0% of the nominal value
Non-convertible notes issued exchange rate description		US$ 33.7 Series VII NCNs denominated in US$ and payable in Argentine pesos at the applicable exchange rate, at a fixed 4.0% rate, with interest accruing on a quarterly basis. Repayment of capital is due on January 21, 2021. Notes were issued at 100% of their par value. The proceeds were used to refinance short-term indebtedness. On January 21, 2021, the commitments of this note were cancelled	Series XI: denominated in USD and payable in ARS at the applicable exchange rate for USD 15.8 at a fixed rate of 5.0%, with semiannual payments plus, if applicable, the Premium Factor in the first year (as defined in the corresponding Prospectus Supplement) and principal expiring on March 31, 2024. Price of issuance was 98.39% of the nominal value (IRR 5.6%).
Nominal value of series I notes	$ 181,500,000
Corresponding to the operations center in israel										$ 468,134.0
Partial repayment the nominal value under circulation	3,100,000
Non-convertible notes issued exchange rate description UVA			Series XII: denominated in UVA and payable in ARS at the applicable UVA value for UVA 53.8 (equivalent at the time of issuance to ARS 3,868.2 and USD 42.1) at a fixed rate of 4.0%, with semiannual payments and principal expiring on March 31, 2024. Price of issuance was 100.0% of the nominal value
Principal installment						$ 140,000,000		$ 47,000,000	$ 75,000,000
Interest accrued						$ 1,800,000
Nominal value of existing notes presented and accepted amount	$ 178,500,000
Nominal value of existing notes presented and accepted percentage	98.31
Face value of existing notes presented and accepted	$ 104,300,000
Nominal value to be issued	$ 31,700,000
Issuance price percentage	100
Maturity date	Nov. 12, 2023
Repayment of capital related to notes	$ 72,600,000.0
Repayment of capital related to notes description	A sum of money of approximately USD 72,6 for repayment of capital of such existing notes presented to the Exchange, in cash, in United States Dollars, which will be equivalent to USD 0.69622593 for each USD 1 of existing notes presented to the Exchange; and
Annual nominal fixed interest rate	10.00
Amortization of capital of series VIII notes description	The capital of the Series VIII Notes will be amortized in 3 annual installments (33% of the capital on November 12, 2021, 33% of the capital on November 12, 2022, 34% of the capital on the maturity date of Series VIII).
Argentina country [Member]
Statement [Line Items]
Principal installment							$ 10,381.0
Interest accrued							$ 134.0
Series IX [Member]
Statement [Line Items]
Partial repayment the nominal value under circulation	$ 3,100,000
Face value of existing notes presented and accepted	74,200,000
Nominal value to be issued	$ 80,700,000
Issuance price percentage	100
Maturity date	Mar. 01, 2023
Annual nominal fixed interest rate	10.00
Early bird transaction description	Early Bird: will consist of the payment of USD 0.02 for each USD 1 of existing notes delivered and accepted in the Exchange on or before the deadline date to Access the Early Bird. Said consideration will be paid in Pesos on the issue and settlement date according to the exchange rate published by Communication “A” 3500 of the Central Bank of Argentina on the business day prior to the expiration date of the Exchange, which is ARS 79.3433 for each USD 1 of Existing Notes delivered and accepted in the Exchange
Modifications terms of existing notes percentage	90